Selected Balance Sheet Detail - Schedule of right of use assets and operating lease liabilties (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Non current assets	$ 184	$ 228
Current liabilities	$ 199	185
Long term liabilities		$ 52